UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08299
Oppenheimer International Small Company Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  August 31
Date of reporting period:  02/28/2009

Item 1.  Reports to Stockholders.

February 28, 2009

Oppenheimer

International Small Company Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

February 28, 2009 OppenheimerManagement International SmallCommentaries and Company FundSemiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Manager Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Top Ten Common Stock Holdings

Opera Software ASA	10.7%
First Quantum Minerals Ltd.	4.1
Sino Gold Mining Ltd.	4.0
Uranium Participation Corp.	3.9
Viterra, Inc.	3.4
Addax Petroleum Corp.	3.2
Xinao Gas Holdings Ltd.	3.2
Hanfeng Evergreen, Inc.	3.0
Pacific Rubiales Energy Corp., Legend Shares	2.9
Niko Resources Ltd.	2.6
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on net assets.
For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
Top Ten Geographical Holdings

Canada	51.4%
Australia	15.7
Norway	12.4
India	6.2
Cayman Islands	5.5
United Kingdom	2.4
Bermuda	1.9
Brazil	1.3
United States	1.2
Singapore	0.6
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on the total market value of investments.
10 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on the total market value of investments.
11  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to a 0.75% annual asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present
12  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
13  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions
14  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2008	February 28, 2009	February 28, 2009
| | |
Actual
Class A	$1,000.00	$498.90	$5.41
Class B	1,000.00	497.40	8.42
Class C	1,000.00	497.10	8.30
Class N	1,000.00	498.30	6.43
Class Y	1,000.00	499.90	3.62

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.60	7.28
Class B	1,000.00	1,013.64	11.30
Class C	1,000.00	1,013.79	11.15
Class N	1,000.00	1,016.27	8.64
Class Y	1,000.00	1,019.98	4.87
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2009 are as follows:

Class	Expense Ratios

Class A	1.45%
Class B	2.25
Class C	2.22
Class N	1.72
Class Y	0.97
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
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THIS PAGE INTENTIONALLY LEFT BLANK.
16  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS February 28, 2009 / Unaudited

	Shares	Value
| |
Common Stocks—97.4%
Consumer Discretionary—6.6%
Auto Components—1.8%
Westport Innovations, Inc.[1]	564,286	$2,306,467
Westport Innovations, Inc., Legend Shares[1,2]	1,935,714	7,912,052

		10,218,519

Automobiles—3.2%
Hero Honda Motors Ltd.	500,000	9,060,564
Maruti Suzuki India Ltd.	750,000	9,750,915

		18,811,479

Diversified Consumer Services—1.6%
Educomp Solutions Ltd.	300,000	9,555,520
Consumer Staples—7.7%
Food Products—7.7%
Australian Agricultural Co. Ltd.	2,000,000	1,943,933
China Green (Holdings) Ltd.	17,001,000	10,785,920
China Vanguard Group Ltd.[2]	140,105,000	5,367,935
SLC Agricola SA	1,250,000	7,370,160
Viterra, Inc.[2]	2,500,000	19,886,810

		45,354,758

Energy—28.2%
Energy Equipment & Services—2.5%
Trican Well Service Ltd.	1,250,000	6,828,722
Wellstream Holdings plc	1,250,000	8,115,006

		14,943,728

Oil, Gas & Consumable Fuels—25.7%
Addax Petroleum Corp.[3]	750,000	14,266,625
Addax Petroleum Corp.	1,000,000	19,022,166
Aquila Resources Ltd.[2]	1,000,000	1,438,714
Calvalley Petroleum,Inc., Cl. A1,2	9,000,000	7,923,283
Canoro Resources Ltd., Legend Shares[1,2]	7,200,000	481,056
Centennial Coal Co.	3,000,000	3,285,703
Culane Energy Corp.[1]	1,502,300	1,180,868
DNO International ASA[2]	15,000,000	9,217,637
Felix Resources Ltd.	2,000,000	8,630,738
Gloucester Coal Ltd.	1,000,000	3,044,009
Gulf Keystone Petroleum Ltd.[1,2]	21,500,000	2,794,766
Heritage Oil Ltd.[2]	3,500,000	12,777,014
Nido Petroleum Ltd.[1,2]	86,000,000	5,198,913
Niko Resources Ltd.	400,000	15,082,534
Pacific Rubiales Energy Corp.[2]	2,080,928	6,804,481
Pacific Rubiales Energy Corp., Legend Shares[2,4]	5,144,072	16,820,735
Pan Orient Energy Corp.[2]	975,000	2,329,822
Pan Orient Energy Corp., Legend Shares[2]	775,000	1,851,910
Petrolifera Petroleum Ltd.[2]	1,832,300	1,814,729
Riversdale Mining Ltd.[2]	4,000,000	7,432,574
Straits Asia Resources Ltd.	7,000,000	3,584,448
WesternZagros Resources Ltd.[1,2]	9,000,000	5,659,488

		150,642,213
F1  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Financials—7.6%
Capital Markets—5.0%
Endeavour Financial Corp., Legend Shares[1,2]	5,500,000	$6,917,151
Uranium Participation Corp.[1,2]	4,750,000	22,588,823

		29,505,974

Commercial Banks—1.7%
Andhra Bank	1,000,000	836,407
Canara Bank Ltd.	2,000,000	6,430,073
Vozrozhdenie Bank	500,000	2,500,000

		9,766,480

Diversified Financial Services—0.9%
Arques Industries AG1,2	2,250,000	3,166,202
World Energy Solutions, Inc.[1,2]	6,000,000	1,933,658

		5,099,860

Health Care—0.0%
Biotechnology—0.0%
Norwood Immunology Ltd.[1,2,4]	14,500,000	207,582
Industrials—0.1%
Building Products—0.1%
Sintex Industries Ltd.	172,500	295,233
Information Technology—11.3%
Internet Software & Services—10.7%
Opera Software ASA[1,2]	18,000,000	62,487,068
Software—0.6%
Enablence Technologies, Inc., Legend Shares[1,2]	12,000,000	3,678,667
Materials—32.2%
Chemicals—4.2%
Hanfeng Evergreen, Inc.[2]	3,000,000	17,638,736
Incitec Pivot Ltd.	5,000,000	6,854,055

		24,492,791
Metals & Mining—25.7%
Alamos Gold, Inc.[2]	728,000	4,864,015
Anvil Mining Ltd.[1,2]	5,000,000	4,323,220
Avoca Resources Ltd.[2]	8,000,000	8,693,733
Central African Mining & Exploration Co. plc[2]	65,000,000	2,766,306
Equinox Minerals Ltd.[2]	12,500,000	14,246,974
First Quantum Minerals Ltd.	900,000	23,755,699
Fortescue Metals Group Ltd.[2]	5,000,000	8,248,011
Franco-Nevada Corp.	500,000	10,611,539
HudBay Minerals, Inc.[2]	3,000,000	13,205,471
Ivernia, Inc.[1,2]	12,800,000	1,106,744
Ivernia, Inc., Legend Shares[1,2,4]	3,200,000	276,686
MagIndustries Corp.[2]	4,485,000	634,570
Mirabela Nickel Ltd.[2]	3,000,000	2,476,026
Red Back Mining, Inc.[2]	2,000,000	12,340,827
Sino Gold Mining Ltd.[2]	7,000,000	23,323,553
Thompson Creek Metals Co.[2]	3,000,000	9,243,830
Western Areas NL2	5,000,000	10,709,839

		150,827,043

Paper & Forest Products—2.3%
Sino-Forest Corp.[2]	2,000,000	13,362,679
Utilities—3.7%
Electric Utilities—0.5%
EOS Russia AB2	1,700,000	2,756,830
Gas Utilities—3.2%
Xinao Gas Holdings Ltd.	17,642,000	18,704,854

Total Common Stocks (Cost $1,223,545,368)		570,711,278
F2  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

	Units	Value

Rights, Warrants and Certificates—0.5%
Endeavour Financial Corp. Wts., Strike Price 2.50CAD, Exp. 2/4/14[1,2]	2,750,000	$1,188,885
Pacific Rubiales Energy Corp. Wts., Strike Price 7.80CAD, Exp. 7/12/12[2,4]	1,999,953	1,399,118

Total Rights, Warrants and Certificates (Cost $1,808,930)		2,588,003

	Shares	Value

Investment Company—1.1%
PowerShares DB Commodity Index Tracking Fund (Cost $7,103,340)	350,000	$6,688,500

Total Investments, at Value (Cost $1,232,457,638)	99.0%	579,987,781
Other Assets Net of Liabilities	1.0	6,068,851

Net Assets	100.0%	$586,056,632

Footnotes to Statement of Investments
Strike price is reported in U.S. Dollars, except for those denoted in the following currency:
CAD            Canadian Dollar
1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units	Gross		Gross	Shares/Units
	August 31, 2008	Additions		Reductions	Feb. 28, 2009

Anvil Mining Ltd.	5,000,000	—		—	5,000,000
Arques Industries AG	2,250,000	—		—	2,250,000
Azure Dynamics Corp., Legend Shares	20,549,500	—		20,549,500	—
Calvalley Petroleum, Inc., Cl. A	9,000,000	—		—	9,000,000
Canoro Resources Ltd.	1,800,000	—		1,800,000	—
Canoro Resources Ltd., Legend Shares	7,200,000	—		—	7,200,000
China Vanguard Group Ltd.[a]	165,000,000	—		24,895,000	140,105,000
China Vanguard Group Ltd. Wts., Exp. 11/2/08	22,000,000	—		22,000,000	—
Culane Energy Corp.	1,750,000	—		247,700	1,502,300
Enablence Technologies, Inc.	2,900,000	—		2,900,000	—
Enablence Technologies, Inc., Legend Shares	12,000,000	—		—	12,000,000
Endeavour Financial Corp., Legend Shares	—	5,500,000	[b]	—	5,500,000
Endeavour Financial Corp. Wts., Strike Price 2.50CAD, Exp. 2/4/14	—	2,750,000	[b]	—	2,750,000
Funai Zaisan Consultants Co. Ltd.	10,000	—		10,000	—
Gulf Keystone Petroleum Ltd.	21,500,000	—		—	21,500,000
Ivernia, Inc.	11,945,000	855,000		—	12,800,000
Ivernia, Inc., Legend Shares	3,200,000	—		—	3,200,000
Nido Petroleum Ltd.	86,000,000	—		—	86,000,000
Norwood Immunology Ltd.	14,500,000	—		—	14,500,000
Opera Software ASA	18,000,000	46,000		46,000	18,000,000
Oppenheimer Institutional Money Market Fund, Cl. E	—	205,289,087		205,289,087	—
Petrolifera Petroleum Ltd.[a]	4,500,000	—		2,667,700	1,832,300
Shinwa Art Auction Co. Ltd.	3,229	—		3,229	—
Travelsky Technology Ltd., Cl. H	60,000,000	—		60,000,000	—
F3  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

	Shares/Units	Gross	Gross		Shares/Units
	August 31, 2008	Additions	Reductions		Feb. 28, 2009

Uranium Participation Corp.	3,976,300	1,886,200	1,112,500		4,750,000
WesternZagros Resources Ltd.	12,884,800	—	3,884,800		9,000,000
Westport Innovations, Inc.	564,286	1	1	[b]	564,286
Westport Innovations, Inc., Legend Shares	1,935,714	—	—		1,935,714
World Energy Solutions, Inc.	6,000,000	—	—		6,000,000

				Realized
	Value		Income	Loss

Anvil Mining Ltd.	$4,323,220		$—	$—
Arques Industries AG	3,166,202		—	—
Azure Dynamics Corp., Legend Shares	—		—	15,333,979
Calvalley Petroleum, Inc., Cl. A	7,923,283		—	—
Canoro Resources Ltd.	—		—	2,977,193
Canoro Resources Ltd., Legend Shares	481,056		—	—
China Vanguard Group Ltd.[a]	—	[c]	—	3,463,744
China Vanguard Group Ltd. Wts., Exp. 11/2/08	—		—	—
Culane Energy Corp.	1,180,868		—	1,797,533
Enablence Technologies, Inc.	—		—	3,002,431
Enablence Technologies, Inc., Legend Shares	3,678,667		—	—
Endeavour Financial Corp., Legend Shares	6,917,151		—	—
Endeavour Financial Corp.Wts., Strike Price 2.50CAD, Exp. 2/4/14	1,188,885		—	—
Funai Zaisan Consultants Co. Ltd.	—		6,908	19,584,999
Gulf Keystone Petroleum Ltd.	2,794,766		—	—
Ivernia, Inc.	1,106,744		—	—
Ivernia, Inc., Legend Shares	276,686		—	—
Nido Petroleum Ltd.	5,198,913		—	—
Norwood Immunology Ltd.	207,582		—	—
Opera Software ASA	62,487,068		—	45,773
Oppenheimer Institutional Money Market Fund, Cl. E	—		79,490	—
Petrolifera Petroleum Ltd.[a]	—	[c]	—	40,578,394
Shinwa Art Auction Co. Ltd.	—		—	4,141,224
Travelsky Technology Ltd., Cl. H	—		—	7,660,574
Uranium Participation Corp.	22,588,823		—	4,218,792
WesternZagros Resources Ltd.	5,659,488		—	11,750,166
Westport Innovations, Inc.	2,306,467		8	—
Westport Innovations, Inc., Legend Shares	7,912,052		—	—
World Energy Solutions, Inc.	1,933,658		—	—

	$141,331,579		$86,406	$114,554,802

a.	No longer an affiliate as of February 28, 2009.

b.	All or a portion is the result of a corporate action.

c.	The security is no longer an affiliate, therefore, the value has been excluded from this table.
2.	Non-income producing security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,266,625 or 2.43% of the Fund’s net assets as of February 28, 2009.

4.	Illiquid security. The aggregate value of illiquid securities as of February 28, 2009 was $18,704,121, which represents 3.19% of the Fund’s net assets. See Note 7 of accompanying Notes.
F4  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of February 28, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$333,205,641	$—
Level 2—Other Significant Observable Inputs	246,574,558	73,958
Level 3—Significant Unobservable Inputs	207,582	—

Total	$579,987,781	$73,958

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Foreign Currency Exchange Contracts as of February 28, 2009 are as follows:

		Contract
		Amount		Expiration		Unrealized
Contract Description	Sell	(000’s)		Date	Value	Appreciation

Australian Dollar (AUD)	Sell	5,206	AUD	3/3/09	$3,328,371	$73,706
Canadian Dollar (CAD)	Sell	9	CAD	3/2/09	7,362	164
Hong Kong Dollar (HKD)	Sell	3,662	HKD	3/2/09	472,258	88

Total unrealized appreciation						$73,958

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Canada	$298,160,018	51.4%
Australia	91,279,801	15.7
Norway	71,704,705	12.4
India	35,928,712	6.2
Cayman Islands	32,178,825	5.5
United Kingdom	13,883,660	2.4
Bermuda	10,785,920	1.9
Brazil	7,370,160	1.3
United States	6,688,500	1.2
Singapore	3,584,448	0.6
Germany	3,166,202	0.5
Sweden	2,756,830	0.5
Russia	2,500,000	0.4

Total	$579,987,781	100.0%

See accompanying Notes to Financial Statements.
F5  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $832,523,953)	$438,656,202
Affiliated companies (cost $399,933,685)	141,331,579

579,987,781
Cash—foreign currencies (cost $3,171,825)	3,171,825
Unrealized appreciation on foreign currency exchange contracts	73,958
Receivables and other assets:
Investments sold	7,918,766
Shares of beneficial interest sold	595,020
Dividends	31,930
Other	77,653

Total assets	591,856,933

Liabilities
Bank overdraft	1,074,952
Payables and other liabilities:
Shares of beneficial interest redeemed	2,698,844
Investments purchased	1,196,232
Trustees’ compensation	214,909
Distribution and service plan fees	178,950
Transfer and shareholder servicing agent fees	144,841
Shareholder communications	139,522
Other	152,051

Total liabilities	5,800,301

Net Assets	$586,056,632

Composition of Net Assets
Paid-in capital	$1,701,580,720
Accumulated net investment loss	(18,307,655)
Accumulated net realized loss on investments and foreign currency transactions	(444,748,458)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(652,467,975)

Net Assets	$586,056,632

F6  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $331,553,142 and 37,120,521 shares of beneficial interest outstanding)	$8.93
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$9.47

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,215,436 and 3,196,145 shares of beneficial interest outstanding)	$8.52

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $59,457,775 and 6,994,150 shares of beneficial interest outstanding)	$8.50

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,695,134 and 2,510,609 shares of beneficial interest outstanding)	$8.64

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $146,135,145 and 16,465,925 shares of beneficial interest outstanding)	$8.87
See accompanying Notes to Financial Statements.
F7  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $135,891)	$2,596,489
Affiliated companies (net of foreign withholding taxes of $520)	86,406
Interest	9,672
Other income	11,774

Total investment income	2,704,341

Expenses
Management fees	2,846,228
Distribution and service plan fees:
Class A	525,805
Class B	167,493
Class C	400,671
Class N	59,673

Transfer and shareholder servicing agent fees:
Class A	857,169
Class B	103,492
Class C	172,405
Class N	85,028
Class Y	89,627

Shareholder communications:
Class A	36,538
Class B	8,633
Class C	7,516
Class N	1,053
Custodian fees and expenses	97,047
Trustees’ compensation	35,099
Other	193,236

Total expenses	5,686,713
Less waivers and reimbursements of expenses	(294,090)

Net expenses	5,392,623

Net Investment Loss	(2,688,282)
F8  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Realized and Unrealized Loss
Net realized loss on:
Investments (net of foreign capital gains tax of $88,838):
Unaffiliated companies	(107,752,457)
Affiliated companies	(114,554,802)
Foreign currency transactions	(43,109,248)

Net realized loss	(265,416,507)
Net change in unrealized depreciation on:
Investments	(274,520,444)
Translation of assets and liabilities denominated in foreign currencies	(191,533,683)

Net change in unrealized depreciation	(466,054,127)

Net Decrease in Net Assets Resulting from Operations	$(734,158,916)

See accompanying Notes to Financial Statements.
F9  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2009	August 31,
	(Unaudited)	2008

Operations
Net investment loss	$(2,688,282)	$(13,853,460)
Net realized gain (loss)	(265,416,507)	21,643,452
Net change in unrealized depreciation	(466,054,127)	(722,374,471)

Net decrease in net assets resulting from operations	(734,158,916)	(714,584,479)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(71,309,387)
Class B	—	(2,799,812)
Class C	—	(8,197,783)
Class N	—	(2,814,556)
Class Y	(1,227,552)	(21,047,428)

	(1,227,552)	(106,168,966)

Distributions from net realized gain:
Class A	—	(276,918,559)
Class B	—	(20,467,627)
Class C	—	(52,812,894)
Class N	—	(12,722,879)
Class Y	—	(67,333,347)

	—	(430,255,306)

Tax return of capital distribution from net realized gain:
Class A	—	(5,757,387)
Class B	—	(425,540)
Class C	—	(1,098,028)
Class N	—	(264,520)
Class Y	—	(1,399,921)

	—	(8,945,396)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(169,118,113)	(204,917,779)
Class B	(9,173,673)	(16,849,242)
Class C	(30,489,435)	(36,607,555)
Class N	(359,483)	(849,218)
Class Y	(14,671,267)	160,746,895

	(223,811,971)	(98,476,899)

Net Assets
Total decrease	(959,198,439)	(1,358,431,046)
Beginning of period	1,545,255,071	2,903,686,117

End of period (including accumulated net investment loss of $18,307,655 and $14,391,821, respectively)	$586,056,632	$1,545,255,071

See accompanying Notes to Financial Statements.
F10  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2009					Year Ended August 31,
Class A	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$17.90		$30.52	$23.40	$19.48	$14.14	$10.51

Income (loss) from investment operations:
Net investment income (loss)	(.04)[1,2]		(.12)[1]	.01 [1]	(.05)[1]	(.02)[1]	(.04)
Net realized and unrealized gain (loss)	(8.93)		(6.83)	7.75	6.15	5.78	3.73

Total from investment operations	(8.97)		(6.95)	7.76	6.10	5.76	3.69

Dividends and/or distributions to shareholders:
Dividends from net investment income	—		(1.06)	(.16)	—	(.11)	(.06)
Distributions from net realized gain	—		(4.51)	(.48)	(2.18)	(.31)	—
Tax return of capital distribution from net realized gain	—		(.10)	—	—	—	—

Total dividends and/or distributions to shareholders	—		(5.67)	(.64)	(2.18)	(.42)	(.06)

Net asset value, end of period	$8.93		$17.90	$30.52	$23.40	$19.48	$14.14

Total Return, at Net Asset Value[3]	(50.11)%		(28.97)%	33.56%	33.49%	41.35%	35.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$331,553		$938,263	$1,931,669	$1,330,251	$552,861	$204,938

Average net assets (in thousands)	$431,685		$1,617,877	$1,702,152	$1,098,056	$353,479	$207,202

Ratios to average net assets:[4]
Net investment income (loss)	(0.71	)% [2]	(0.46)%	0.03%	(0.24)%	(0.12)%	(0.26)%
Total expenses	1.53%[5]		1.14%[5]	1.13%[5]	1.20%	1.31%	1.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%		1.14%	1.13%	1.20%	1.31%	1.34%

Portfolio turnover rate	43%		67%	57%	35%	51%	124%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.01 and 0.21%, respectively, resulting from a special dividend from Felix Resources Ltd. in October 2008.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.53%
Year Ended August 31, 2008	1.14%
Year Ended August 31, 2007	1.13%
See accompanying Notes to Financial Statements.
F11  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009				Year Ended August 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$17.13	$29.16	$22.43	$18.91	$13.77	$10.28
Income (loss) from investment operations:
Net investment loss	(.07)[1,2]	(.32)[1]	(.22)[1]	(.24)[1]	(.17)[1]	(.13)
Net realized and unrealized gain (loss)	(8.54)	(6.55)	7.43	5.94	5.62	3.62

Total from investment operations	(8.61)	(6.87)	7.21	5.70	5.45	3.49

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.55)	—	—	—	—
Distributions from net realized gain	—	(4.51)	(.48)	(2.18)	(.31)	—
Tax return of capital distribution from net realized gain	—	(.10)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(5.16)	(.48)	(2.18)	(.31)	—

Net asset value, end of period	$8.52	$17.13	$29.16	$22.43	$18.91	$13.77

Total Return, at Net Asset Value[3]	(50.26)%	(29.54)%	32.43%	32.29%	40.07%	33.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,216	$70,078	$142,120	$124,505	$78,469	$43,478

Average net assets (in thousands)	$34,316	$116,865	$142,384	$114,900	$60,395	$37,393

Ratios to average net assets:[4]
Net investment loss	(1.50)%[2]	(1.30)%	(0.81)%	(1.11)%	(1.02)%	(1.14)%
Total expenses	2.51%[5]	1.99%[5]	1.97%[5]	2.09%	2.23%	2.35%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.25%	1.99%	1.97%	2.09%	2.23%	2.31%

Portfolio turnover rate	43%	67%	57%	35%	51%	124%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.01 and 0.21%, respectively, resulting from a special dividend from Felix Resources Ltd. in October 2008.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	2.51%
Year Ended August 31, 2008	1.99%
Year Ended August 31, 2007	1.97%
See accompanying Notes to Financial Statements.
F12  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

	Six Months
	Ended
	February 28, 2009				Year Ended August 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$17.10	$29.19	$22.44	$18.90	$13.76	$10.27

Income (loss) from investment operations:
Net investment loss	(.07)[1,2]	(.30)[1]	(.20)[1]	(.23)[1]	(.16)[1]	(.09)
Net realized and unrealized gain (loss)	(8.53)	(6.55)	7.43	5.95	5.63	3.59

Total from investment operations	(8.60)	(6.85)	7.23	5.72	5.47	3.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.63)	—	—	(.02)	(.01)
Distributions from net realized gain	—	(4.51)	(.48)	(2.18)	(.31)	—
Tax return of capital distribution from net realized gain	—	(.10)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(5.24)	(.48)	(2.18)	(.33)	(.01)

Net asset value, end of period	$8.50	$17.10	$29.19	$22.44	$18.90	$13.76

Total Return, at Net Asset Value[3]	(50.29)%	(29.52)%	32.50%	32.42%	40.23%	34.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,458	$172,159	$352,532	$242,408	$86,184	$32,401

Average net assets (in thousands)	$80,340	$296,798	$312,797	$184,832	$55,819	$26,486

Ratios to average net assets:[4]
Net investment loss	(1.48)%[2]	(1.23)%	(0.75)%	(1.06)%	(0.96)%	(1.00)%
Total expenses	2.32%[5]	1.91%[5]	1.91%[5]	2.01%	2.14%	2.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.22%	1.91%	1.91%	2.01%	2.14%	2.19%

Portfolio turnover rate	43%	67%	57%	35%	51%	124%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.01 and 0.21%, respectively, resulting from a special dividend from Felix Resources Ltd. in October 2008.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	2.32%
Year Ended August 31, 2008	1.91%
Year Ended August 31, 2007	1.91%
See accompanying Notes to Financial Statements.
F13  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009				Year Ended August 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$17.34	$29.67	$22.79	$19.08	$13.90	$10.35

Income (loss) from investment operations:
Net investment loss	(.05)[1,2]	(.21)[1]	(.10)[1]	(.14)[1]	(.09)[1]	(.05)
Net realized and unrealized gain (loss)	(8.65)	(6.62)	7.54	6.03	5.67	3.64

Total from investment operations	(8.70)	(6.83)	7.44	5.89	5.58	3.59

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.89)	(.08)	—	(.09)	(.04)
Distributions from net realized gain	—	(4.51)	(.48)	(2.18)	(.31)	—
Tax return of capital distribution from net realized gain	—	(.10)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(5.50)	(.56)	(2.18)	(.40)	(.04)

Net asset value, end of period	$8.64	$17.34	$29.67	$22.79	$19.08	$13.90

Total Return, at Net Asset Value[3]	(50.17)%	(29.23)%	32.99%	33.06%	40.76%	34.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,695	$43,687	$81,367	$51,761	$16,673	$4,101

Average net assets (in thousands)	$24,331	$72,854	$66,982	$38,262	$9,698	$2,531

Ratios to average net assets:[4]
Net investment loss	(1.00)%[2]	(0.85)%	(0.36)%	(0.63)%	(0.51)%	(0.50)%
Total expenses	2.07%[5]	1.53%[5]	1.52%[5]	1.57%	1.75%	1.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.72%	1.53%	1.52%	1.57%	1.68%	1.75%

Portfolio turnover rate	43%	67%	57%	35%	51%	124%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.01 and 0.21%, respectively, resulting from a special dividend from Felix Resources Ltd. in October 2008.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	2.07%
Year Ended August 31, 2008	1.53%
Year Ended August 31, 2007	1.52%
See accompanying Notes to Financial Statements.
F14  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

	Six Months
	Ended
	February 28, 2009			Year Ended August 31,
Class Y	(Unaudited)		2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$17.90		$30.61	$23.47	$19.97

Income (loss) from investment operations:
Net investment income (loss)[2]	(.01)[3]		(.03)	.11	.01
Net realized and unrealized gain (loss)	(8.94)		(6.82)	7.76	5.67

Total from investment operations	(8.95)		(6.85)	7.87	5.68

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)		(1.25)	(.25)	—
Distributions from net realized gain	—		(4.51)	(.48)	(2.18)
Tax return of capital distribution from net realized gain	—		(.10)	—	—

Total dividends and/or distributions to shareholders	(.08)		(5.86)	(.73)	(2.18)

Net asset value, end of period	$8.87		$17.90	$30.61	$23.47

Total Return, at Net Asset Value[4]	(50.01)%		(28.72)%	34.00%	30.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$146,135		$321,068	$395,998	$96,751

Average net assets (in thousands)	$171,010		$437,593	$235,856	$43,043

Ratios to average net assets:[5]
Net investment income (loss)	(0.25	)% [3]	(0.13)%	0.36%	0.03%
Total expenses	0.97%[6,7]		0.81%[6,7,8]	0.79%[6,7,8]	0.82%[8]

Portfolio turnover rate	43%		67%	57%	35%

1.	For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Net investment income per share and the net investment income ratio include $.01 and 0.21%, respectively, resulting from a special dividend from Felix Resources Ltd. in October 2008.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	0.97%
Year Ended August 31, 2008	0.81%
Year Ended August 31, 2007	0.79%
7.	Waiver or reimbursement of indirect management fees less than 0.005%.

8.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F15  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Small Company Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. This fee was discontinued effective January 1, 2009.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F16  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
F17  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager waived fees and/or reimbursed Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
F18  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended August 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2008, the Fund had available for federal income tax purposes post-October losses of $179,160,878, post-October foreign currency losses of $1,042,769 and post-October passive foreign investment company losses of $14,033,956.
     As of February 28, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $459,654,110 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if
F19  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,288,815,748
Federal tax cost of other investments	1,931,793

Total federal tax cost	$1,290,747,541

Gross unrealized appreciation	$49,657,164
Gross unrealized depreciation	(758,475,644)

Net unrealized depreciation	$(708,818,480)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended February 28, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$14,111
Payments Made to Retired Trustees	16,222
Accumulated Liability as of February 28, 2009	158,700
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date
F20  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	3,639,374	$35,681,496	8,064,251	$213,833,167
Dividends and/or distributions reinvested	—	—	11,540,397	316,491,791
Redeemed	(18,931,204)	(204,799,609)[1]	(30,492,625)	(735,242,737)[2]

Net decrease	(15,291,830)	$(169,118,113)	(10,887,977)	$(204,917,779)

F21  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class B
Sold	150,341	$1,406,276	323,167	$8,403,941
Dividends and/or distributions reinvested	—	—	832,184	21,844,866
Redeemed	(1,044,659)	(10,579,949)[1]	(1,938,637)	(47,098,049)[2]

Net decrease	(894,318)	$(9,173,673)	(783,286)	$(16,849,242)

Class C
Sold	323,189	$3,011,885	1,085,351	$28,329,591
Dividends and/or distributions reinvested	—	—	1,859,940	48,770,086
Redeemed	(3,394,656)	(33,501,320)[1]	(4,957,486)	(113,707,232)[2]

Net decrease	(3,071,467)	$(30,489,435)	(2,012,195)	$(36,607,555)

Class N
Sold	559,760	$5,147,669	855,667	$22,022,347
Dividends and/or distributions reinvested	—	—	560,798	14,917,623
Redeemed	(568,431)	(5,507,152)[1]	(1,639,481)	(37,789,188)[2]

Net decrease	(8,671)	$(359,483)	(223,016)	$(849,218)

Class Y
Sold	4,442,348	$45,673,862	6,986,567	$189,958,416
Dividends and/or distributions reinvested	143,078	1,226,181	3,179,109	87,163,029
Redeemed	(6,053,263)	(61,571,310)[1]	(5,169,413)	(116,374,550)[2]

Net increase (decrease)	(1,467,837)	$(14,671,267)	4,996,263	$160,746,895

1.	Net of redemption fees of $8,740, $695, $1,627, $493 and $3,462 for Class A, Class B, Class C, Class N and Class Y, respectively.

2.	Net of redemption fees of $43,114, $3,114, $7,909, $1,941 and $11,661 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund, for the six months ended February 28, 2009, were as follows:

	Purchases	Sales

Investment securities	$342,631,700	$414,265,089
F22  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.80%
Next $250 million	0.77
Next $500 million	0.75
Next $1 billion	0.69
Next $4 billion	0.67
Over $6 billion	0.65
Transfer Agent Fees. OPPenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2009, the Fund paid $1,122,892 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the
F23  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class C and Class N shares were $2,181,194 and $689,128, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2009	$29,445	$11,870	$72,259	$6,373	$303
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2009, OFS waived $164,685, $43,899, $39,747 and $42,485 for Class A, Class B, Class C, and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2009, the Manager waived $3,274 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close,
F24  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     As of February 28, 2009, the Fund had no outstanding options.
7. Illiquid Securities
As of February 28, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
F25  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F26  | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
17 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Not applicable to semiannual reports.
 (2) Exhibits attached hereto.
 (3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Small Company Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	04/13/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	04/13/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	04/13/2009